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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Global Infrastructure Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 85.7%
Issuer	Shares	Value ($)
Australia 4.5%
Sydney Airport	1,122,130	6,157,582
Transurban Group	676,410	6,548,662
Total		12,706,244
Canada 8.4%
Canadian Pacific Railway Ltd.	21,426	3,964,667
Enbridge, Inc.	183,343	6,715,854
Suncor Energy, Inc.	124,343	4,507,434
TransCanada Corp.	182,191	8,388,192
Total		23,576,147
Denmark 1.4%
Ørsted A/S(a)	63,097	3,831,397
Finland 2.3%
Wartsila OYJ	94,150	6,436,068
France 2.6%
VINCI SA	67,268	7,265,941
Germany 5.0%
Fraport AG Frankfurt Airport Services Worldwide	75,274	8,900,789
KION Group AG	57,093	5,239,730
Total		14,140,519
Ireland 1.9%
Ingersoll-Rand PLC	57,474	5,438,765
Italy 3.7%
Atlantia SpA	156,891	5,196,943
Infrastrutture Wireless Italiane SpA	736,703	5,327,856
Total		10,524,799
Japan 2.0%
Nippon Telegraph & Telephone Corp.	114,000	5,458,854
Mexico 2.7%
GMexico Transportes SAB de CV(b)	1,957,900	3,543,034
Grupo Aeroportuario del Centro Norte SAB de CV	400,000	2,036,993
Infraestructura Energetica Nova SAB de CV	400,000	2,084,705
Total		7,664,732
Netherlands 1.3%
InterXion Holding NV(b)	59,454	3,730,738
Singapore 0.6%
Broadcom Ltd.	7,109	1,763,245
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 6.1%
Aena SME SA(a)	24,247	5,281,721
Cellnex Telecom SA	206,898	5,587,013
Ferrovial SA	279,273	6,405,861
Total		17,274,595
Switzerland 1.8%
ABB Ltd.	182,693	5,093,616
United Kingdom 3.1%
ContourGlobal PLC(b)	450,000	1,612,665
Liberty Global PLC, Class A(b)	156,987	5,868,174
TechnipFMC PLC	40,767	1,323,297
Total		8,804,136
United States 38.3%
Albemarle Corp.	21,666	2,417,709
American Electric Power Co., Inc.	91,685	6,306,094
American Tower Corp.	13,185	1,947,425
AquaVenture Holdings Ltd.(b)	175,196	2,664,731
Autodesk, Inc.(b)	18,691	2,161,053
Booz Allen Hamilton Holdings Corp.	122,118	4,784,583
Cimarex Energy Co.	26,486	2,971,729
Comcast Corp., Class A	112,492	4,784,285
CommScope Holding Co., Inc.(b)	64,841	2,504,808
Crown Castle International Corp.	38,550	4,347,284
Cummins, Inc.	18,400	3,459,200
DISH Network Corp., Class A(b)	25,589	1,200,124
EOG Resources, Inc.	34,083	3,919,545
Equinix, Inc.	9,916	4,513,664
Honeywell International, Inc.	37,727	6,023,870
JB Hunt Transport Services, Inc.	21,458	2,592,770
Lam Research Corp.	9,840	1,884,557
MACOM Technology Solutions Holdings, Inc.(b)	34,243	1,064,957
MasTec, Inc.(b)	64,906	3,465,980
NextEra Energy, Inc.	16,590	2,628,188
NiSource, Inc.	294,094	7,258,240
Norfolk Southern Corp.	19,641	2,963,434
Patterson-UTI Energy, Inc.	142,304	3,361,221
Rockwell Automation, Inc.	17,142	3,381,945
Trimble Navigation Ltd.(b)	30,510	1,345,491

Columbia Global Infrastructure Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Infrastructure Fund, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vulcan Materials Co.	14,372	1,945,969
Williams Companies, Inc. (The)	354,019	11,112,656
Xcel Energy, Inc.	110,640	5,049,610
Xylem, Inc.	81,169	5,865,272
Total		107,926,394
Total Common Stocks (Cost $197,907,501)		241,636,190

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.7%
DISH Network Corp.
08/15/2026	3.375%	1,759,000	1,867,808
Total Convertible Bonds (Cost $1,782,824)			1,867,808

Convertible Preferred Stocks 2.0%
Issuer	Coupon Rate	Shares	Value ($)
United States 2.0%
American Tower Corp.	5.500%	44,440	5,721,650
Total Convertible Preferred Stocks (Cost $4,580,807)			5,721,650

Corporate Bonds & Notes(c) 4.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.3%
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	76,446,758	3,808,424
United States 3.5%
Cemex Finance LLC(a)
04/01/2024	6.000%		5,000,000	5,261,460
Solar Star Funding LLC(a)
06/30/2035	3.950%		4,700,465	4,518,811
Total				9,780,271
Total Corporate Bonds & Notes (Cost $15,072,636)				13,588,695

Foreign Government Obligations(d) 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 0.8%
Autoridad del Canal de Panama(a)
07/29/2035	4.950%	2,000,000	2,228,170
Total Foreign Government Obligations (Cost $1,964,640)			2,228,170

Limited Partnerships 1.7%
Issuer	Shares	Value ($)
United States 1.7%
Shell Midstream Partners LP	114,420	3,275,845
Valero Energy Partners LP	32,707	1,467,890
Total		4,743,735
Total Limited Partnerships (Cost $4,373,103)		4,743,735

Rights 0.0%

Australia 0.0%
Transurban Group(b)	54,844	27,169
Total Rights (Cost $—)		27,169

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(e),(f)	10,290,798	10,290,798
Total Money Market Funds (Cost $10,290,394)		10,290,798
Total Investments (Cost $235,971,905)		280,104,215
Other Assets & Liabilities, Net		1,721,861
Net Assets		$281,826,076

2	Columbia Global Infrastructure Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Infrastructure Fund, January 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $24,929,983, which represents 8.85% of net assets.
(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	4,446,637	82,354,782	(76,510,621)	10,290,798	(142)	403	61,599	10,290,798
Currency Legend
MXN	Mexican Peso
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Columbia Global Infrastructure Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Infrastructure Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	12,706,244	—	—	12,706,244
Canada	23,576,147	—	—	—	23,576,147
Denmark	—	3,831,397	—	—	3,831,397
Finland	—	6,436,068	—	—	6,436,068
France	—	7,265,941	—	—	7,265,941
Germany	—	14,140,519	—	—	14,140,519
Ireland	5,438,765	—	—	—	5,438,765
Italy	—	10,524,799	—	—	10,524,799
Japan	—	5,458,854	—	—	5,458,854
Mexico	7,664,732	—	—	—	7,664,732
Netherlands	3,730,738	—	—	—	3,730,738
Singapore	1,763,245	—	—	—	1,763,245
Spain	—	17,274,595	—	—	17,274,595
Switzerland	—	5,093,616	—	—	5,093,616
United Kingdom	7,191,471	1,612,665	—	—	8,804,136
United States	107,926,394	—	—	—	107,926,394
Total Common Stocks	157,291,492	84,344,698	—	—	241,636,190
Convertible Bonds	—	1,867,808	—	—	1,867,808
Convertible Preferred Stocks
United States	5,721,650	—	—	—	5,721,650
Total Convertible Preferred Stocks	5,721,650	—	—	—	5,721,650
Corporate Bonds & Notes	—	13,588,695	—	—	13,588,695
Foreign Government Obligations	—	2,228,170	—	—	2,228,170
Limited Partnerships
United States	4,743,735	—	—	—	4,743,735
Total Limited Partnerships	4,743,735	—	—	—	4,743,735
Rights
Australia	—	27,169	—	—	27,169
Total Rights	—	27,169	—	—	27,169
Money Market Funds	—	—	—	10,290,798	10,290,798
Total Investments	167,756,877	102,056,540	—	10,290,798	280,104,215
See the Portfolio of Investments for all investment classifications not indicated in the table.
4	Columbia Global Infrastructure Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Infrastructure Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Global Infrastructure Fund | Quarterly Report 2018	5

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 23, 2018

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date March 23, 2018